REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
REVENUES

NOTE 21 — REVENUES

The breakdown of revenues for the years ended June 30, 2023 and 2022 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Six months Ended June 30,
	2023	2022 As restated
Campus Revenue
– Sale of goods	$1,102,187	$1,074,744
– Rendering of services	1,731,747	815,984
Campus sub-total	2,833,934	1,890,728
Education Revenue
– Digital	4,990,143	3,280,664
– In-Person	3,971,637	171,855
Education sub-total	8,961,780	3,452,519
Total Revenue	$11,795,714	$5,343,247

NOTE 23 — REVENUES

The breakdown of revenues for the years ended December 31, 2022 and 2021 are shown below. The revenue is disaggregated into the categories the Company believes depict how and the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Years Ended December 31,
	2022	2021 As restated
Campus Revenue
– Sale of goods	$2,527,590	$3,102,210
– Rendering of services	2,110,531	—
Campus sub-total	4,638,121	3,102,210
Education Revenue
– Digital	8,011,319	5,192,594
– In-Person	5,544,176	—
Education sub-total	13,555,495	5,192,594
Total Revenue	$18,193,616	$8,294,804